SUBSEQUENT EVENTS (Narrative) (Details) - KGL Resources Ltd [Member] - Subsequent Events [Member]	1 Months Ended
	Mar. 31, 2025 CAD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Indebtedness settled	$ 620,000	$ 363,663
Shares received in debt settlement | shares	8,857,142	8,857,142
Per share value of shares received | $ / shares	$ 0.07